CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2013	$ 1,097	$ 546,097	$ (232,697)	$ 283,979	$ 598,476
Balance (in shares) at Dec. 31, 2013	109,653
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)				(3,920)	(3,920)
Net movement in other comprehensive income			92,955		92,955
Issuance of common stock (in shares)	16
Stock compensation		638			638
Balance at Dec. 31, 2014	$ 1,097	546,735	(139,742)	280,059	688,149
Balance (in shares) at Dec. 31, 2014	109,669
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)				117,016	117,016
Net movement in other comprehensive income			36,661		36,661
Issuance of common stock	$ 1	(1)
Issuance of common stock (in shares)	113
Stock compensation		88			88
Balance at Dec. 31, 2015	$ 1,098	546,822	(103,081)	397,075	841,914
Balance (in shares) at Dec. 31, 2015	109,782
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)				(366,195)	(366,195)
Net movement in other comprehensive income			11,918		11,918
Issuance of common stock (in shares)	17
Stock compensation		76			76
Balance at Dec. 31, 2016	$ 1,098	$ 546,898	$ (91,163)	$ 30,880	$ 487,713
Balance (in shares) at Dec. 31, 2016	109,799